Document and Entity Information	Dec. 18, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001478242
Document Type	8-K
Document Period End Date	Dec. 18, 2019
Entity Registrant Name	IQVIA HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35907
Entity Tax Identification Number	27-1341991
Entity Address, Address Line One	4820 Emperor Blvd.
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	998-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IQV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	83 Wooster Heights Road
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06810
City Area Code	203
Local Phone Number	448-4600